UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2011

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Funding III, L.P.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague      Fort Worth, Texas         May 13, 2011
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 3

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $70,720 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-13761                  Prufrock Onshore, L.P.
    2                 28-13762                  J Alfred Onshore, LLC
    3                 28-10277                  Geoffrey Raynor


                           FORM 13F INFORMATION TABLE

COLUMN 1          COLUMN 2          COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6   COLUMN 7     COLUMN 8

                                                         Shares or
                                     CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer    Title of Class     Number    (X$1000)    Amount    PRN  Call Discretion  Managers Sole Shared None
--------------    --------------     ------    --------    ------    ---  ----  ---------  -------- ---- ------ ----

CEDAR FAIR L P    DEPOSITRY UNIT    150185106  70,720     3,683,325  SH        DEFINED     1,2,3  3,683,325
